Short-Term Loans (Details)					3 Months Ended			12 Months Ended
	Mar. 21, 2024 USD ($)	Feb. 28, 2018	Jun. 19, 2017 USD ($)	Jun. 12, 2017 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TWD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)	Jun. 19, 2017 TWD ($)	Jun. 12, 2017 TWD ($)	Jun. 28, 2016 USD ($)	Jun. 28, 2016 TWD ($)
Bank Loans [Line Items]
Payments of loan					$ 29,250	$ 937,500		$ 29,152	$ 934,366	$ 1,000,000
Interest expenses								15,557		15,610
Proceeds from promissory note								$ 30,000
Cathay United Loan Agreement [Member]
Bank Loans [Line Items]
Maturity date					Jun. 28, 2017	Jun. 28, 2017		Jun. 28, 2016	Jun. 28, 2016
Cathay United Bank [Member]
Bank Loans [Line Items]
Credit limit amount													$ 228,750	$ 7,500,000
Effective interest rate					2.99%	2.99%		2.99%	2.99%	2.87%
Interest expenses					$ 1,470		1,736	$ 6,891		$ 6,856
CTBC Bank [Member]
Bank Loans [Line Items]
Credit limit amount			$ 327,500	$ 327,500							$ 10,000,000	$ 10,000,000
Maturity date			Jan. 19, 2018	Jan. 19, 2018
Interest expenses					3,761		3,964
Debt instrument term		1 year
Other Individual – Third party [Member]
Bank Loans [Line Items]
Interest expenses								$ 2,811
Proceeds from promissory note	$ 30,000
Percentage of bears interest rate	12.00%
Maturity date	Mar. 21, 2025
Other Individual – Third party [Member]
Bank Loans [Line Items]
Interest expenses					$ 888		$ 0
Cathay United Loan Agreement [Member] | Cathay United Bank [Member]
Bank Loans [Line Items]
Interest rate of loan													1.31%	1.31%
CTBC Loan Agreements [Member] | CTBC Bank [Member]
Bank Loans [Line Items]
Money deposited in a savings account		2.50%	2.50%								2.50%